Reverse Stock Split (Details Narrative) (10K) - $ / shares	Jan. 20, 2016	Aug. 31, 2016	Aug. 31, 2015	Mar. 19, 2013
Reverse Stock Split
Reverse stock split	1-for-200
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001